Fair Value Of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Of Assets And Liabilities [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis
Recurring Fair Value Measurements

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - fixed income:
U.S. treasuries	$-	$146,988	$-	$146,988
Government agency issued MBS	-	256,611	-	256,611
Government agency issued CMO	-	150,058	-	150,058
Other U.S. government agencies	-	52,314	-	52,314
States and municipalities	-	60,351	-	60,351
Corporate and other debt	-	227,934	5	227,939
Equity, mutual funds, and other	-	242	-	242
Total trading securities - fixed income	-	894,498	5	894,503
Trading securities - mortgage banking	-	-	2,568	2,568
Loans held-for-sale	-	2,345	21,924	24,269
Securities available-for-sale:
U.S. treasuries	-	100	-	100
Government agency issued MBS	-	2,208,687	-	2,208,687
Government agency issued CMO	-	1,547,958	-	1,547,958
Equity, mutual funds, and other	25,249	-	-	25,249
Total securities available-for-sale	25,249	3,756,745	-	3,781,994
Other assets:
Mortgage servicing rights	-	-	985	985
Deferred compensation assets	32,840	-	-	32,840
Derivatives, forwards and futures	33,587	-	-	33,587
Derivatives, interest rate contracts	-	88,025	-	88,025
Derivatives, other	-	42	-	42
Total other assets	66,427	88,067	985	155,479
Total assets	$91,676	$4,741,655	$25,482	$4,858,813
Trading liabilities - fixed income:
U.S. treasuries	$-	$381,229	$-	$381,229
Other U.S. government agencies	-	844	-	844
Corporate and other debt	-	179,775	-	179,775
Total trading liabilities - fixed income	-	561,848	-	561,848
Other liabilities:
Derivatives, forwards and futures	33,274	-	-	33,274
Derivatives, interest rate contracts	-	96,371	-	96,371
Derivatives, other	-	7	6,245	6,252
Total other liabilities	33,274	96,378	6,245	135,897
Total liabilities	$33,274	$658,226	$6,245	$697,745

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - fixed income:
U.S. treasuries	$-	$64,483	$-	$64,483
Government agency issued MBS	-	258,899	-	258,899
Government agency issued CMO	-	99,260	-	99,260
Other U.S. government agencies	-	83,740	-	83,740
States and municipalities	-	32,729	-	32,729
Corporate and other debt	-	331,709	5	331,714
Equity, mutual funds, and other	-	6,253	-	6,253
Total trading securities - fixed income	-	877,073	5	877,078
Trading securities - mortgage banking	-	-	4,372	4,372
Loans held-for-sale	-	-	27,418	27,418
Securities available-for-sale:
U.S. treasuries	-	100	-	100
Government agency issued MBS	-	1,573,611	-	1,573,611
Government agency issued CMO	-	2,169,683	-	2,169,683
Other U.S. government agencies	-	102	-	102
States and municipalities	-	-	1,500	1,500
Equity, mutual funds, and other	26,434	-	-	26,434
Total securities available-for-sale	26,434	3,743,496	1,500	3,771,430
Other assets:
Mortgage servicing rights	-	-	1,841	1,841
Deferred compensation assets	29,399	-	-	29,399
Derivatives, forwards and futures	4,361	-	-	4,361
Derivatives, interest rate contracts	-	99,855	-	99,855
Derivatives, other	-	149	-	149
Total other assets	33,760	100,004	1,841	135,605
Total assets	$60,194	$4,720,573	$35,136	$4,815,903
Trading liabilities - fixed income:
U.S. treasuries	$-	$284,275	$-	$284,275
Corporate and other debt	-	281,744	-	281,744
Total trading liabilities - fixed income	-	566,019	-	566,019
Other liabilities:
Derivatives, forwards and futures	3,527	-	-	3,527
Derivatives, interest rate contracts	-	100,002	-	100,002
Derivatives, other	-	-	4,810	4,810
Total other liabilities	3,527	100,002	4,810	108,339
Total liabilities	$3,527	$666,021	$4,810	$674,358

Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value
Changes in Recurring Level 3 Fair Value Measurements

The changes in Level 3 assets and liabilities measured at fair value for the years ended December 31, 2016, 2015, and 2014, on a recurring basis are summarized as follows:

	Year Ended December 31, 2016
					Securities	Mortgage
	Trading		Loans held-		available-	servicing	Net derivative
(Dollars in thousands)	securities		for-sale		for-sale	rights, net	liabilities
Balance on January 1, 2016	$4,377		$27,418		$1,500	$1,841	$(4,810)
Total net gains/(losses) included in:
Net income	604		3,380		-	31	(2,634)
Purchases	-		706		-	-	-
Sales	-		-		-	(205)	-
Settlements	(2,408)		(6,264)		(1,500)	(682)	1,199
Net transfers into/(out of) Level 3	-		(3,316)	(b)	-	-	-
Balance on December 31, 2016	$2,573		$21,924		$-	$985	$(6,245)
Net unrealized gains/(losses) included in net income	$159	(a)	$3,380	(a)	$-	$-	$(2,634)	(c)

	Year Ended Decmber 31, 2015
					Securities	Mortgage
	Trading		Loans held-		available-	servicing	Net derivative
(Dollars in thousands)	securities		for-sale		for-sale	rights, net	liabilities
Balance on January 1, 2015	$5,642		$27,910		$3,307	$2,517	$(5,240)
Total net gains/(losses) included in:
Net income	369		2,765		(47)	-	(775)
Purchases	-		3,116		-	-	-
Sales	-		-		(1,760)	-	-
Settlements	(1,634)		(4,462)		-	(676)	1,205
Net transfers into/(out of) Level 3	-		(1,911)	(b)	-	-	-
Balance on December 31, 2015	$4,377		$27,418		$1,500	$1,841	$(4,810)
Net unrealized gains/(losses) included in net income	$369	(a)	$2,765	(a)	$-	$-	$(775)	(c)

	Year Ended December 31, 2014
					Securities available-for-sale		Mortgage
	Trading		Loans held-		Investment	Venture	servicing		Net derivative
(Dollars in thousands)	securities		for-sale		portfolio	capital	rights, net		liabilities
Balance on January 1, 2014	$7,200		$230,456		$3,826	$4,300	$72,793		$(2,915)
Total net gains/(losses) included in:
Net income	149		52,494		-	(2,995)	1,248		(5,981)
Other comprehensive income/(loss)	-		-		(64)	-	-		-
Purchases	1,559		5,654		-	-	-		-
Sales	(1,715)		(236,975)		-	(5)	(70,204)		-
Settlements	(1,551)		(19,806)		(455)	(1,300)	(1,320)		3,656
Net transfers into/(out of) Level 3	-		(3,913)	(b)	-	-	-		-
Balance on December 31, 2014	$5,642		$27,910		$3,307	$-	$2,517		$(5,240)
Net unrealized gains/(losses) included in net income	$225	(a)	$1,991	(a)	$-	$-	$43	(a)	$(5,981)	(c)

  Primarily included in mortgage banking income on the Consolidated Statements of Income.
  Transfers out of recurring loans held-for-sale level 3 balances generally reflect movements out of recurring loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
  Included in Other expense.

Nonrecurring Fair Value Measurements

Nonrecurring Fair Value Measurements

From time to time, FHN may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of LOCOM accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheet at December 31, 2016, 2015, and 2014, respectively, the following tables provide the level of valuation assumptions used to determine each adjustment, the related carrying value, and the fair value adjustments recorded during the respective periods.

					Year Ended
	Carrying value at December 31, 2016				December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$4,286	$-	$4,286	$(1)
Loans held-for-sale - first mortgages	-	-	638	638	75
Loans, net of unearned income (a)	-	-	31,070	31,070	(2,055)
Real estate acquired by foreclosure (b)	-	-	11,235	11,235	(2,041)
Other assets (c)	-	-	29,609	29,609	(3,349)
					$(7,371)

					Year Ended
	Carrying value at December 31, 2015				December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - first mortgages	$-	$-	$729	$729	57
Loans, net of unearned income (a)	-	-	27,026	27,026	4,087
Real estate acquired by foreclosure (b)	-	-	24,977	24,977	(2,868)
Other assets (c)	-	-	24,577	24,577	(4,582)
					$(3,306)

					Year Ended
	Carrying value at December 31, 2014				December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$3,322	$-	$3,322	$46
Loans held-for-sale - first mortgages	-	-	846	846	(470)
Loans, net of unearned income (a)	-	-	40,531	40,531	(801)
Real estate acquired by foreclosure (b)	-	-	30,430	30,430	(3,465)
Other assets (c)	-	-	28,660	28,660	(2,087)
					$(6,777)

  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses. Gains in 2015 are due to recoveries of previously charged-off amounts.
  Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments accounted for under the equity method.

Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements
Level 3 Measurements

The following tables provide information regarding the unobservable inputs utilized in determining the fair value of level 3 recurring and non-recurring measurements as of December 31, 2016 and 2015:

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2016	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage	$2,568	Discounted cash flow	Prepayment speeds	22% - 41%
			Discount rate	29% - 50%
Loans held-for-sale - residential real estate	22,562	Discounted cash flow	Prepayment speeds - First mortgage	2% - 13%
			Prepayment speeds - HELOC	3% - 15%
			Foreclosure losses	50% - 70%
			Loss severity trends - First mortgage	5% - 50% of UPB
			Loss severity trends - HELOC	15% - 100% of UPB
Derivative liabilities, other	6,245	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.2 billion
			Probability of resolution scenarios	10% - 30%
			Time until resolution	24 - 54 months
Loans, net of unearned income (a)	31,070	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value
			Financial Statements/Auction values adjustment	0% - 25% of reported value
Real estate acquired by foreclosure (b)	11,235	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (c)	29,609	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments accounted for under the equity method.

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2015	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage	$4,372	Discounted cash flow	Prepayment speeds	42% - 43%
			Discount rate	6% - 63%
Loans held-for-sale - residential real estate	28,147	Discounted cash flow	Prepayment speeds - First mortgage	2% - 20%
			Prepayment speeds - HELOC	3% - 15%
			Foreclosure Losses	45% - 55%
			Loss severity trends - First mortgage	10% - 70% of UPB
			Loss severity trends - HELOC	35% - 100% of UPB
			Draw Rate - HELOC	2% - 12%
Derivative liabilities, other	4,810	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.4 billion
			Probability of resolution scenarios	5% - 25%
			Time until resolution	6 - 42 months
Loans, net of unearned income (a)	27,026	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value
			Financial Statements/Auction values adjustment	0% - 25% of reported value
Real estate acquired by foreclosure (b)	24,977	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (c)	24,577	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments accounted for under the equity method.

Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount
The following tables reflect the differences between the fair value carrying amount of residential real estate loans held-for-sale measured at fair value in accordance with management’s election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.
	December 31, 2016
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$24,269	$35,262	$(10,993)
Nonaccrual loans	6,775	12,910	(6,135)
Loans 90 days or more past due and still accruing	211	331	(120)

	December 31, 2015
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$27,418	$41,881	$(14,463)
Nonaccrual loans	7,702	14,807	(7,105)
Loans 90 days or more past due and still accruing	2,181	3,004	(823)

Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings
Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

	Year Ended
	December 31
(Dollars in thousands)	2016	2015	2014
Changes in fair value included in net income:
Mortgage banking noninterest income
Loans held-for-sale	$3,380	$2,765	$52,494

Summary Of Book Value And Estimated Fair Value Of Financial Instruments

The following tables summarize the book value and estimated fair value of financial instruments recorded in the Consolidated Statements of Condition as well as unfunded loan commitments and stand by and other commitments as of December 31, 2016 and 2015.

	December 31, 2016
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$12,058,689	$-	$-	$11,918,374	$11,918,374
Commercial real estate	2,101,671	-	-	2,078,306	2,078,306
Consumer:
Consumer real estate	4,473,395	-	-	4,385,669	4,385,669
Permanent mortgage	406,836	-	-	404,930	404,930
Credit card & other	346,861	-	-	347,577	347,577
Total loans, net of unearned income and allowance for loan losses	19,387,452	-	-	19,134,856	19,134,856

Short-term financial assets:
Interest-bearing cash	1,060,034	1,060,034	-	-	1,060,034
Federal funds sold	50,838	-	50,838	-	50,838
Securities purchased under agreements to resell	613,682	-	613,682	-	613,682
Total short-term financial assets	1,724,554	1,060,034	664,520	-	1,724,554

Trading securities (a)	897,071	-	894,498	2,573	897,071
Loans held-for-sale (a)	111,248	-	6,631	104,617	111,248
Securities available-for-sale (a) (b)	3,943,499	25,249	3,756,745	161,505	3,943,499
Securities held-to-maturity	14,347	-	-	14,773	14,773
Derivative assets (a)	121,654	33,587	88,067	-	121,654

Other assets:
Tax credit investments	100,105	-	-	98,400	98,400
Deferred compensation assets	32,840	32,840	-	-	32,840
Total other assets	132,945	32,840	-	98,400	131,240

Nonearning assets:
Cash & due from banks	373,274	373,274	-	-	373,274
Fixed income receivables	57,411	-	57,411	-	57,411
Accrued interest receivable	60,870	-	60,870	-	60,870
Total nonearning assets	491,555	373,274	118,281	-	491,555
Total assets	$26,824,325	$1,524,984	$5,528,742	$19,516,724	$26,570,450

Liabilities:
Deposits:
Defined maturity	$1,355,133	$-	$1,361,104	$-	$1,361,104
Undefined maturity	21,317,230	-	21,317,230	-	21,317,230
Total deposits	22,672,363	-	22,678,334	-	22,678,334

Trading liabilities (a)	561,848	-	561,848	-	561,848

Short-term financial liabilities:
Federal funds purchased	414,207	-	414,207	-	414,207
Securities sold under agreements to repurchase	453,053	-	453,053	-	453,053
Other short-term borrowings	83,177	-	83,177	-	83,177
Total short-term financial liabilities	950,437	-	950,437	-	950,437

Term borrowings:
Real estate investment trust-preferred	46,032	-	-	49,350	49,350
Term borrowings - new market tax credit investment	18,000	-	-	17,918	17,918
Borrowings secured by residential real estate	23,126	-	-	21,969	21,969
Other long term borrowings	953,498	-	965,066	-	965,066
Total term borrowings	1,040,656	-	965,066	89,237	1,054,303

Derivative liabilities (a)	135,897	33,274	96,378	6,245	135,897

Other noninterest-bearing liabilities:
Fixed income payables	21,002	-	21,002	-	21,002
Accrued interest payable	10,336	-	10,336	-	10,336
Total other noninterest-bearing liabilities	31,338	-	31,338	-	31,338
Total liabilities	$25,392,539	$33,274	$25,283,401	$95,482	$25,412,157

  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $68.6 million.

	December 31, 2015
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$10,362,753	$-	$-	$10,280,766	$10,280,766
Commercial real estate	1,649,776	-	-	1,619,795	1,619,795
Consumer:
Consumer real estate	4,685,904	-	-	4,479,333	4,479,333
Permanent mortgage	435,176	-	-	400,970	400,970
Credit card & other	342,651	-	-	344,892	344,892
Total loans, net of unearned income and allowance for loan losses	17,476,260	-	-	17,125,756	17,125,756

Short-term financial assets:
Interest-bearing cash	602,836	602,836	-	-	602,836
Federal funds sold	114,479	-	114,479	-	114,479
Securities purchased under agreements to resell	615,773	-	615,773	-	615,773
Total short-term financial assets	1,333,088	602,836	730,252	-	1,333,088

Trading securities (a)	881,450	-	877,073	4,377	881,450
Loans held-for-sale	126,342	-	6,616	119,726	126,342
Securities available-for-sale (a) (b)	3,929,846	26,434	3,743,496	159,916	3,929,846
Securities held-to-maturity	14,320	-	-	15,349	15,349
Derivative assets (a)	104,365	4,361	100,004	-	104,365

Other assets:
Tax credit investments	91,507	-	-	55,406	55,406
Deferred compensation assets	29,399	29,399	-	-	29,399
Total other assets	120,906	29,399	-	55,406	84,805

Nonearning assets:
Cash & due from banks	300,811	300,811	-	-	300,811
Fixed income receivables	63,660	-	63,660	-	63,660
Accrued interest receivable	62,497	-	62,497	-	62,497
Total nonearning assets	426,968	300,811	126,157	-	426,968
Total assets	$24,413,545	$963,841	$5,583,598	$17,480,530	$24,027,969

Liabilities:
Deposits:
Defined maturity	$1,231,876	$-	$1,238,044	$-	$1,238,044
Undefined maturity	18,735,602	-	18,735,602	-	18,735,602
Total deposits	19,967,478	-	19,973,646	-	19,973,646
Trading liabilities (a)	566,019	-	566,019	-	566,019
Short-term financial liabilities:
Federal funds purchased	464,166	-	464,166	-	464,166
Securities sold under agreements to repurchase	338,133	-	338,133	-	338,133
Other short-term borrowings	137,861	-	137,861	-	137,861
Total short-term financial liabilities	940,160	-	940,160	-	940,160

Term borrowings:
Real estate investment trust-preferred	45,964	-	-	49,350	49,350
Term borrowings - new market tax credit investment	18,000	-	-	17,972	17,972
Borrowings secured by residential real estate	41,100	-	-	35,469	35,469
Other long term borrowings	1,207,613	-	1,193,482	-	1,193,482
Total term borrowings	1,312,677	-	1,193,482	102,791	1,296,273

Derivative liabilities (a)	108,339	3,527	100,002	4,810	108,339

Other noninterest-bearing liabilities:
Fixed income payables	23,072	-	23,072	-	23,072
Accrued interest payable	14,871	-	14,871	-	14,871
Total other noninterest-bearing liabilities	37,943	-	37,943	-	37,943
Total liabilities	$22,932,616	$3,527	$22,811,252	$107,601	$22,922,380

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs.” See Note 1- Summary of Significant Accounting Policies for additional information.

  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $65.8 million.

	Contractual Amount		Fair Value
(Dollars in thousands)	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Unfunded Commitments:
Loan commitments	$8,744,649	$7,903,294	$2,924	$2,748
Standby and other commitments	277,549	279,272	4,037	4,421